Offerings - Offering: 1	May 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 46,012,639.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,354.35
Offering Note	The "transaction valuation" was estimated solely for purposes of calculating the filing fee as the sum of (i) 54,810,511 issued and outstanding shares of common stock, par value $0.01 per share (the "Shares") of Destination XL Group, Inc. (the "Company"), multiplied by $0.82 per share (the "Offer Price"); (ii) 44,000 Shares issuable pursuant to outstanding in-the-money stock options, multiplied by $0.81, which is the difference between the Offer Price and $0.01, the weighted average exercise price of such options; (iii) 1,259,000 Shares issuable upon settlement of outstanding restricted stock units, multiplied by the Offer Price. The calculation of the transaction value is based on information contained in the Company's Annual Report on Form 10-K for the fiscal year ended January 31, 2026. The "amount of filing fee" was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026 beginning on October 1, 2025, issued August 25, 2025, by multiplying the transaction valuation by 0.00013810.